OTHER (INCOME)/EXPENSE, NET	12 Months Ended
Mar. 31, 2026
Other Income and Expenses [Abstract]
OTHER (INCOME)/EXPENSE, NET

NOTE 10 — OTHER (INCOME)/EXPENSE, NET

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Unrealised exchange gains	(4,873)	-	-
Allowance for credit losses, net	152	505,754	(17,188)
Allowances for obsolete inventories, net	688	9,841	(3,999)
Impairment of long-live assets	-	10,496	-
Government grants	(2,421)	(2,961)	(1,922)
Gain on disposal of subsidiary	-	-	(7,272)
Others	(1,603)	3,958	27,335
Total	(8,057)	527,088	(3,046)